Financial assets at amortised cost - Loans and advances to customers (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	£ (3,380)
Additions (repayments)	(181)	£ 56
Transfers	(1,236)	(379)
Balance at end of period	(6,220)		£ (3,380)
Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)		(142)
Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(760)
Balance at end of period	(1,553)		(760)
Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(1,070)
Balance at end of period	(2,332)		(1,070)
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,408)
Balance at end of period	(2,010)		(1,408)
Loans and advances to customers
Disclosure of financial assets [line items]
Balance at beginning of period	474,470
Balance at end of period	481,235		474,470
Loans and advances to customers | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	13,572
Balance at end of period	12,718		13,572
Loans and advances to customers | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	429,098
Balance at end of period	409,815		429,098
Loans and advances to customers | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	27,512
Balance at end of period	54,216		27,512
Loans and advances to customers | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	4,288
Balance at end of period	4,486		4,288
Loans and advances to customers | Gross carrying amount
Disclosure of financial assets [line items]
Balance at beginning of period	477,633	467,064	467,064
Exchange and other adjustments	1,830		(47)
Additions (repayments)	8,211		8,379
Recoveries	86		424
Acquisition of portfolios			3,694
Financial assets that have been written off	(785)		(1,881)
Balance at end of period	486,975		477,633
Loans and advances to customers | Gross carrying amount | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	13,714	15,391	15,391
Exchange and other adjustments	(54)		283
Additions (repayments)	(593)		(1,934)
Recoveries			28
Financial assets that have been written off	(24)		(54)
Balance at end of period	13,043		13,714
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	429,767	420,968	420,968
Exchange and other adjustments	1,853		(312)
Additions (repayments)	9,473		13,690
Transfers	(29,978)		(8,273)
Acquisition of portfolios			3,694
Balance at end of period	411,115		429,767
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses | Stage 1
Disclosure of financial assets [line items]
Transfers	3,152		6,318
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses | Stage 2
Disclosure of financial assets [line items]
Transfers	(32,072)		(13,052)
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses | Stage 3
Disclosure of financial assets [line items]
Transfers	(1,058)		(1,539)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	28,505	25,308	25,308
Exchange and other adjustments	26		(44)
Additions (repayments)	122		(2,520)
Transfers	27,704		5,761
Balance at end of period	56,357		28,505
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 1
Disclosure of financial assets [line items]
Transfers	(3,143)		(6,286)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 2
Disclosure of financial assets [line items]
Transfers	32,416		13,484
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 3
Disclosure of financial assets [line items]
Transfers	(1,569)		(1,437)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	5,647	£ 5,397	5,397
Exchange and other adjustments	5		26
Additions (repayments)	(791)		(857)
Transfers	2,274		2,512
Recoveries	86		396
Financial assets that have been written off	(761)		(1,827)
Balance at end of period	6,460		5,647
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 1
Disclosure of financial assets [line items]
Transfers	(9)		(32)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 2
Disclosure of financial assets [line items]
Transfers	(344)		(432)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Disclosure of financial assets [line items]
Transfers	2,627		2,976
Loans and advances to customers | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(3,163)
Balance at end of period	(5,740)		(3,163)
Loans and advances to customers | Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)		(142)
Loans and advances to customers | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(669)
Balance at end of period	(1,300)		(669)
Loans and advances to customers | Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(993)
Balance at end of period	(2,141)		(993)
Loans and advances to customers | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,359)
Balance at end of period	£ (1,974)		£ (1,359)